Income Taxes - Additional Information 1 (Detail)	12 Months Ended																		1 Months Ended	12 Months Ended
	Dec. 31, 2013 Cayman Islands [Member]	Dec. 31, 2013 Hong Kong [Member]	Dec. 31, 2013 PRC [Member]	Dec. 31, 2007 PRC [Member]	Dec. 31, 2013 PRC [Member] E-Sun Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2012 PRC [Member] E-Sun Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2011 PRC [Member] E-Sun Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2013 PRC [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2012 PRC [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2011 PRC [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2013 PRC [Member] E-Sun Sky Computer [Member]	Dec. 31, 2012 PRC [Member] E-Sun Sky Computer [Member]	Dec. 31, 2011 PRC [Member] E-Sun Sky Computer [Member]	Dec. 31, 2013 PRC [Member] Guangtiandi Technology [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2012 PRC [Member] Guangtiandi Technology [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2011 PRC [Member] Guangtiandi Technology [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2012 PRC [Member] Key Software Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2011 PRC [Member] Key Software Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Oct. 31, 2011 PRC [Member] High-tech Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2013 PRC [Member] High-tech Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2012 PRC [Member] High-tech Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	0.00%	16.50%	25.00%	15.00%	25.00%	25.00%	24.00%	25.00%	25.00%	24.00%	12.50%	0.00%	0.00%	0.00%	25.00%	25.00%	10.00%	10.00%	15.00%	15.00%	15.00%
Transitional income tax rate period			5 years